Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00005 par value per share
Amount Registered | shares	7,796,496
Proposed Maximum Offering Price per Unit	0.70
Maximum Aggregate Offering Price	$ 5,457,547.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 753.69
Offering Note	a) Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. b) Represents (i) 1,310,528 shares of common stock, (ii) up to 2,233,334 shares of common stock, issuable upon exercise of pre-funded warrants and (iii) up to 4,252,634 shares of common stock issuable upon exercise of warrants. c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $0.70, the average of the high and low sale prices of the common stock as reported on s reported on the OTCQB tier operated by the OTC Markets Group Inc. (such date being within five business days of the date that this Registration Statement was filed with the Commission).